Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of Group's loss before income taxes

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Non-PRC	(6,330,398)	(7,902,201)	(1,495,542)	(210,643)
PRC	16,032,653	44,165,930	73,371,990	10,334,229
	9,702,255	36,263,729	71,876,448	10,123,586

Schedule of income taxes

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Current income tax	1,933,798	5,754,253	11,048,804	1,556,191
Deferred income tax (benefit)/expense	(213)	(1,028,586)	801,100	112,833
	1,933,585	4,725,667	11,849,904	1,669,024

Schedule of reconciliation of difference between the statutory income tax rate and the Group's effective income tax rate

	For the years ended December 31,
	2021	2022	2023
Statutory income tax rate	25.0%	25.0%	25.0%
Tax effect of different tax rates in different jurisdictions	15.7%	5.6%	(4.4)%
Tax effect of preferential tax rates	(14.8)%	(12.3)%	(4.2)%
Tax effect of non-deductible expenses	1.6%	0.9%	0.4%
Tax effect of non-taxable income	(1.4)%	(0.3)%	(0.0)%
Tax effect of tax rate changes on deferred taxes	0.5%	1.5%	0.2%
Tax effect of additional deduction of research and development expenses	(2.3)%	(1.2)%	(1.0)%
Change in valuation allowance	(4.4)%	(6.2)%	0.5%
Effective tax rate	19.9%	13.0%	16.5%

Schedule of significant components of the Group's deferred tax assets

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Deferred tax assets
Tax losses carried forward	1,472,388	740,304	104,270
Carryforwards of non-deductible advertising expenses and donations	79,608	346,089	48,746
Others	58,994	156,199	22,000
Less: valuation allowance	(531,313)	(860,933)	(121,260)
Total deferred tax assets	1,079,677	381,659	53,756
Total deferred tax liabilities	(47,672)	(170,750)	(24,050)